UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 S. 147th St.  Omaha, NE                 68137

(Address of principal executive offices) (Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

1/31

Date of reporting period:  4/30/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Wade Core Destination Fund
PORTFOLIO OF INVESTMENTS
April 30, 2010 (Unaudited)
Shares				Value

	COMMON STOCK - 22.1%
	AEROSPACE/DEFENSE - 0.7%
1,700	Lockheed Martin Corp.			$ 144,313
1,000	National Presto Industries, Inc.			111,970
1,240	United Technologies Corp.			92,938
				349,221
	AGRICULTURE - 1.1%
6,600	Altria Group, Inc.			139,854
1,986	British American Tobacco PLC			126,012
1,800	Lorillard, Inc.			141,066
2,500	Philip Morris International, Inc.			122,700
				529,632
	AUTO MANUFACTURERS - 0.3%
1,820	Toyota Motor Corp.			140,304

	BEVERAGES - 1.8%
1,340	Cia de Bebidas das Americas			131,052
3,025	Coca-Cola Co.			161,686
2,760	Diageo PLC			188,066
4,390	Molson Coors Brewing Co.			194,740
2,800	PepsiCo, Inc.			182,616
				858,160
	CHEMICALS - 0.6%
3,150	Ecolab, Inc.			153,846
2,490	Sigma-Aldrich Corp.			147,657
				301,503
	COAL - 0.3%
5,616	Natural Resource Partners LP			143,208

	COMMERCIAL SERVICES - 1.9%
3,000	Automatic Data Processing, Inc.			130,080
4,480	Paychex, Inc.			137,088
6,680	Ritchie Bros Auctioneers, Inc.			156,312
630	Strayer Education, Inc.			153,166
5,450	Weight Watchers International, Inc.			144,807
8,200	Western Union Co.			149,650
				871,103
	COMPUTERS - 0.2%
429	Apple, Inc. *			112,020

	COSMETICS/PERSONAL CARE - 0.4%
2,745	Procter & Gamble Co.			170,629
Wade Core Destination Fund
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2010 (Unaudited)
Shares				Value

	DIVERSIFIED FINANCIAL SERVICES - 0.6%
7,000	Charles Schwab Corp.			$ 135,030
4,300	Eaton Vance Corp.			151,532
				286,562
	ELECTRIC - 1.1%
4,200	Exelon Corp.			183,078
13,793	Pike Electric Corp. *			148,275
5,400	Southern Co.			186,624
				517,977
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
2,000	Emerson Electric Co.			104,460

	ELECTRONICS - 0.3%
1,476	Itron, Inc. *			117,504

	ENVIRONMENTAL CONTROL - 0.6%
2,540	Stericycle, Inc. *			149,606
7,560	US Ecology, Inc.			117,936
				267,542
	FOOD - 0.4%
6,000	Sysco Corp.			189,240

	HEALTHCARE-PRODUCTS - 1.4%
2,300	Becton Dickinson and Co.			175,651
2,760	Johnson & Johnson			177,468
4,800	Patterson Cos, Inc.			153,552
1,890	Techne Corp.			125,212
				631,883
	HOUSEHOLD PRODUCTS/WARES - 0.3%
2,100	Clorox Co.			135,870

	INSURANCE - 2.1%
5,700	Arthur J Gallagher & Co.			149,739
7,550	Berkshire Hathaway, Inc. *			581,350
2,500	Chubb Corp.			132,175
4,850	Cincinnati Financial Corp.			137,740
				1,001,004
	MEDIA - 0.3%
6,950	Comcast Corp.			137,193

Wade Core Destination Fund
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2010 (Unaudited)
Shares				Value
	OIL & GAS - 2.1%
3,150	BP PLC - ADR			$ 164,272
1,540	Chevron Corp.			125,418
2,500	ConocoPhillips			147,975
2,040	Devon Energy Corp.			137,353
2,070	Exxon Mobil Corp.			140,450
1,900	Noble Energy, Inc.			145,160
2,100	Royal Dutch Shell PLC - ADR			127,428
				988,056
	PHARMACEUTICALS - 1.1%
2,630	Abbott Laboratories			134,551
5,237	Cardinal Health, Inc.			181,672
3,600	Novartis AG - ADR			183,060
				499,283
	REAL ESTATE - 0.3%
6,000	Brookfield Asset Management, Inc.			152,040

	REITS - 0.3%
3,670	Regency Centers Corp.			150,653

	RETAIL - 1.6%
4,300	Home Depot, Inc.			151,575
3,942	McDonald's Corp.			278,266
3,200	Wal-Mart Stores, Inc.			171,680
4,400	Walgreen Co.			154,660
				756,181
	SEMICONDUCTORS - 0.6%
4,550	Linear Technology Corp.			136,773
4,700	Microchip Technology, Inc.			137,287
				274,060
	TELECOMMUNICATIONS - 1.2%
6,500	AT&T, Inc.			169,390
3,700	CenturyTel, Inc.			126,207
1,900	Harris Corp.			97,812
5,600	Verizon Communications, Inc.			161,784
				555,193
	TRANSPORTATION - 0.3%
3,000	Overseas Shipholding Group, Inc.			150,180

	TOTAL COMMON STOCK ( Cost - $9,251,751)			10,390,661

Wade Core Destination Fund
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2010 (Unaudited)
Shares				Value
	EXCHANGE TRADED FUNDS - 17.3%
	COMMODITY FUND - 1.4%
1,870	ETFS Gold Trust *			$ 219,912
12,359	iShares Silver Trust *			225,799
1,968	SPDR Gold Trust *			227,068
				672,779
	DEBT FUND - 2.0%
37,300	PowerShares VRDO Tax Free Weekly Portfolio			932,127

	EMERGING MARKETS FUND - 5.8%
9,280	iShares MSCI South Korea Index Fund			481,910
4,500	Market Vectors Brazil Small-Cap ETF			208,890
10,370	Vanguard Emerging Markets ETF			436,162
12,700	WisdomTree Emerging Markets Equity Income Fund			667,131
15,160	WisdomTree Emerging Markets SmallCap Dividend Fund			686,445
9,450	WisdomTree India Earnings Fund			219,807
				2,700,345
	ENERGY FUND - 4.1%
2,200	iShares S&P Global Nuclear Energy Index Fund			87,758
56,040	JPMorgan Alerian MLP Index ETN			1,753,492
4,600	Market Vectors - Nuclear Energy ETF			102,396
				1,943,646
	GROWTH & INCOME FUND - 0.4%
2,980	Vanguard Growth ETF			168,041

	INTERNATIONAL FUND - 3.1%
20,730	iShares MSCI EAFE Index Fund			1,128,334
4,510	Market Vectors Poland ETF *			113,968
5,440	WisdomTree Japan Hedged Equity Fund			227,229
				1,469,531
	SECTOR/SPECIALTY FUNDS - 0.5%
3,840	SPDR S&P Biotech ETF			231,744

	TOTAL EXCHANGE TRADED FUNDS ( Cost - $7,174,322)			8,118,213

	MUTUAL FUNDS - 47.3%
	ASSET ALLOCATION FUND - 13.9%
105,243	Financial Trends Strategy Fund *			3,019,428
188,931	PIMCO Global Multi-Asset Fund			2,134,925
54,238	Rydex Managed Futures Strategy Fund *			1,380,353
				6,534,706
Wade Core Destination Fund
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2010 (Unaudited)
Shares				Value
	COMMODITY FUND - 6.4%
44,231	Direxion Commodity Trends Strategy Fund			$ 1,137,170
70,021	Rydex Series - Long/Short Commodities Strategy Fund *			1,855,546
				2,992,716
	DEBT FUND - 15.8%
145,540	FPA New Income, Inc.			1,600,942
132,024	PIMCO Global Advantage Strategy Bond Fund			1,469,433
137,692	PIMCO Total Return Fund			1,532,514
31,228	Templeton Frontier Markets Fund			493,407
210,614	Third Avenue Focused Credit Fund			2,329,386
				7,425,682
	EQUITY FUND - 2.0%
20,588	Leuthold Global Clean Technology Fund *			236,765
54,025	Matthews Asia Dividend Fund			712,052
				948,817
	GROWTH FUNDS - 3.1%
114,662	Hussman Strategic Growth Fund			1,456,214

	INTERNATIONAL FUND - 1.7%
4,155	Matthews China Fund			107,377
52,421	Oakmark International Small Cap Fund			666,273
				773,650
	MARKET NEUTRAL FUND - 4.4%
131,917	Merger Fund			2,076,370

	TOTAL MUTUAL FUNDS ( Cost - $21,724,646)			22,208,155

Par Value		Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 6.1%
	AGRICULTURE - 0.3%
$ 99,000	Reynolds American, Inc.	7.2500	6/1/2012	107,976

	BANKS - 2.5%
57,000	Bank of America Corp.	5.3750	8/15/2011	59,708
78,000	GMAC, Inc.	7.0000	10/15/2011	77,827
990,000	GMAC, Inc.	7.2500	3/2/2011	1,009,756
				1,147,291
Wade Core Destination Fund
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2010 (Unaudited)
Par Value		Coupon Rate (%)	Maturity	Value
	DIVERSIFIED FINANCIAL SERVICES - 3.2%
$ 57,000	Ford Motor Credit Co. LLC	5.6500	7/20/2011	$ 55,987
100,000	Ford Motor Credit Co. LLC	5.8500	7/20/2010	99,620
347,000	Ford Motor Credit Co. LLC	7.2500	10/25/2011	359,579
500,000	Ford Motor Credit Co. LLC	7.3750	2/1/2011	513,125
70,000	Jefferies Group, Inc.	7.7500	3/15/2012	76,199
60,000	Jefferies Group, Inc.	8.5000	7/15/2019	68,373
352,000	Residential Capital LLC	8.5000	5/15/2010	346,280
				1,519,163
	RETAIL - 0.1%
60,000	Best Buy Co., Inc.	6.7500	7/15/2013	66,828

	TOTAL BONDS & NOTES ( Cost - $2,725,382)			2,841,258
Shares
	SHORT-TERM INVESTMENTS - 7.3%
	MONEY MARKET FUND - 7.3%
3,439,136	Goldman Sachs Financial Square Funds - Prime Obligations Fund			3,439,136
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $3,439,136)

	TOTAL INVESTMENTS - 100.1% ( Cost - $44,315,237) (a)			$ 46,997,423
	OTHER LIABILITIES LESS ASSETS - (0.1) %			(29,360)
	NET ASSETS - 100.0%			$ 46,968,063

* Non-Income producing security.
ADR - American Depository Receipt
ETN - Exchange Traded Note
ETF - Exchange Traded Fund
MLP - Master Limited Partnership

(a) Represents cost for financial purposes.  Aggregate cost for book purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation		$ 3,128,788
		Unrealized depreciation		(446,602)
		Net unrealized appreciation		$ 2,682,186

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.
Wade Core Destination Fund
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2010 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of April 30, 2010 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	10,390,661	-	-	10,390,661
Mutual Funds	22,208,155	-	-	22,208,155
Exchange Traded Funds	8,118,213	-	-	8,118,213
Bonds & Notes	-	2,841,258	-	2,841,258
Money Market Funds	3,439,136	-	-	3,439,136
Total	44,156,165	2,841,258	-	46,997,423
The Fund did not hold any Level 3 securities during the period.
*Refer to the Portfolio of Investments for industry classifications.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/21/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/21/10

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/21/10